CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 23,838		$ 31,770	$ 25,623		$ 39,126
Restricted cash - current asset	8,771		7,198	6,021		8,066
Restricted cash - non-current asset	10,565		12,095	12,369		12,627
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 43,174	$ 46,180	$ 51,063	$ 44,013	$ 45,974	$ 59,819